As filed with the Securities and Exchange Commission on December 18, 2012
1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☑
PRE-EFFECTIVE AMENDMENT NO.                    ☐
POST-EFFECTIVE AMENDMENT NO. 82          ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☑
AMENDMENT NO. 84                ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit List
Power of Attorney dated December 12, 2012
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 18th day of December 2012.

John Hancock Funds II
By:	/s/ Hugh McHaffie
Name:	Hugh McHaffie
Title:	President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	December 18, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	December 18, 2012

/s/ Charles L. Bardelis *	Trustee	December 18, 2012
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	December 18, 2012

James R. Boyle

/s/ Craig Bromley*	Trustee	December 18, 2012

Craig Bromley

/s/ Peter S. Burgess *	Trustee	December 18, 2012

Peter S. Burgess

/s/ William H. Cunningham *	Trustee	December 18, 2012

William H. Cunningham

/s/ Grace K. Fey *	Trustee	December 18, 2012

Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	December 18, 2012

Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	December 18, 2012

Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	December 18, 2012

Hassell H. McClellan

/s/ James M. Oates *	Trustee	December 18, 2012

James M. Oates

Signature	Title	Date
/s/ Steven R. Pruchansky	Trustee	December 18, 2012

Steven R. Pruchansky

/s/ Gregory R. Russo	Trustee	December 18, 2012

Gregory R. Russo

/s/ Warren A. Thomson	Trustee	December 18, 2012

Warren A. Thomson

*By:	/s/ Andrew Wilkins
Andrew Wilkins

Attorney-In-Fact, under Power of Attorney filed herewith as Exhibit 1.

Exhibit List

Exhibit 1	Power of Attorney dated December 12, 2012

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document